Summary of Significant Accounting Policies (Details 8)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Interest rate swap USD ($) instrument	Dec. 31, 2011 Interest rate swap USD ($)	Dec. 31, 2012 Interest rate cap USD ($) instrument	Dec. 31, 2012 USD-Yen currency forward contract USD ($)	Dec. 31, 2012 USD-Yen currency forward contract JPY (¥)	Dec. 31, 2011 USD-Euro currency forward contract USD ($)	Dec. 31, 2011 USD-Euro currency forward contract EUR (€)
Derivative financial instruments
Number of Instruments			3		6
Notional Amount			$ 483,700,000		$ 442,400,000				€ 141,300,000
Interest rate net derivative liability, fair value			1,500,000	10,000,000
Notional amount, foreign currency derivatives (in Japanese Yen)							3,300,000,000
Asset value of forwards included in deferred costs and other assets						3,000,000		14,900,000
Gross accumulated other comprehensive income or loss related to derivative activities	$ 78,139,000	$ 115,833,000